Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Opening balance, options	38,258	42,276
Granted, options	0	24,406
Exercised, options	7,440	2,061
Forfeited, options	(1,838)	(26,363)
Ending balance, Options	28,980	38,258
Exercisable - December 31, 2020, options	15,080	18,774
Opening Balance, Weighted Average Exercise Price	$ 0.0197	$ 0.1796
Granted, Weighted Average Exercise Price		0.0011
Exercised, Weighted Average Exercise Price	0.0079	0.0100
Forfeited, Weighted Average Exercise Price	0.0108	0.0066
Ending Balance, Weighted Average Exercise Price	0.0219	0.0197
Exercisable - December 31, 2020, Weighted Average Exercise Price	$ 0.0382	$ 0.0349
Outstanding - December 31, 2020, Weighted Average Remaining Contractual Term (Years)	7 years 9 months 18 days	8 years 2 months 12 days
Exercisable - December 31, 2020, Weighted Average Remaining Contractual Term (Years)	7 years 2 months 12 days	7 years 7 months 6 days
Outstanding - December 31, 2020, Aggregate Intrinsic Value	$ 21,499	$ 1,309
Exercisable - December 31, 2020, Aggregate Intrinsic Value	$ 10,948	$ 581